Employee Benefit Plans (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011	May 26, 2010	Dec. 31, 2011 TRANSITCENTER, INC.	Dec. 31, 2010 TRANSITCENTER, INC.	Nov. 30, 2010 Employee Stock Option [Member]	May 31, 2010 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Mar. 31, 2012 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2009 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Purchase Plan [Member]	Jun. 30, 2011 Employee Stock Purchase Plan [Member]	Jun. 30, 2012 Employee Stock Purchase Plan [Member]	Jun. 30, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Employee Stock Purchase Plan [Member]	Dec. 31, 2009 Employee Stock Purchase Plan [Member]	Jun. 30, 2010 2010 Employee Stock Options Plan [Member]	May 06, 2010 2010 Employee Stock Options Plan [Member]	Jun. 30, 2010 2010 Equity Incentive Plan [Member]	Jun. 30, 2012 Tax Deferred Savings Plan [Member] Hour	Dec. 31, 2011 Tax Deferred Savings Plan [Member]	Dec. 31, 2010 Tax Deferred Savings Plan [Member]	Dec. 31, 2009 Tax Deferred Savings Plan [Member]	Jun. 30, 2012 Tax Deferred Savings Plan [Member] TRANSITCENTER, INC.	Dec. 31, 2011 Tax Deferred Savings Plan [Member] TRANSITCENTER, INC.	Dec. 31, 2010 Tax Deferred Savings Plan [Member] TRANSITCENTER, INC.	Dec. 31, 2011 Non-Qualified Deferred Compensation Plan [Member] TRANSITCENTER, INC.	Dec. 31, 2010 Non-Qualified Deferred Compensation Plan [Member] TRANSITCENTER, INC.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to nonvested stock-based employee compensation arrangements																	$ 3,300,000
Stock based compensation expense	1,115,000	575,000	1,674,000	1,199,000	2,244,000	2,404,000	2,510,000													100,000	600,000	1,700,000	1,200,000	2,200,000	2,400,000	2,500,000
Contribution percentage of eligible employees			85.00%																											85.00%				6.00%
Percentage of eligible employees of first 4% total employees			25.00%																											25.00%					50.00%	100.00%
Weighted average period expected to be recognized																	3 years 3 months 11 days
Number of common stock issued under plan																				500,000		500,000						5,100,000	800,000
Percentage outstanding shares of common stock issued under plan			3.00%																			1.00%
Common stock reserved for issuance																											298,602
Stock option vest period																4 years
Description of vesting period			Options generally vest over four years with 25% vesting after one year and the balance vesting monthly over the remaining period													The performance option awards are subject to potential early vesting based upon the achievement of certain milestones as follows: 25% to vest upon an initial public offering, 25% to vest upon achieving a revenue growth rate of at least 8% per year for two consecutive years, and an additional 50% will vest upon the achievement on an initial public offering and achieving consecutive growth rates.
Performance option awards												418,500	418,500	0	320,000
Total intrinsic value of options exercised																	161,000,000	33,375,000	273,000,000
Cash Received from Exercise of Stock Options																	25,700,000	5,000,000	20,200,000
Income tax benefits as a result of exercise of options																	64,000,000	1,300,000	80,000,000
Repurchase of unvested Common Stock																	0	0	0
Employees working hours per year																														1,000
Company's contribution																														361,000,000	312,000,000	292,000,000	255,000,000		137,148,000	304,708,000	205,476,000	122,038,000
Liability associated to Employee benefit plan																																					$ 623,031,000	$ 543,281,000
Description of vesting period																																		TransitCenter’s match vests to the employee 50% after 2 full years of service and 100% after 3 full years of service.
Employee benefit plan service period										2 years	3 years
Employee Benefit Plans (Textual) [Abstract]
Common stock reserved								192,195	1,500,000
Stock option period			10 years
Stock option price			85.00%
Percentage of vest upon initial public offering			25.00%
Percentage of vest on achieving revenue growth rate			25.00%
Percentage of revenue growth rate			8.00%
Percentage of vest upon the achievement on an initial public offering and achieving consecutive growth rates			50.00%